Segment Information - Segment results (Details) - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2020	Aug. 27, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Segment Reporting Information [Line Items]
Formation and operating costs			$ 1,584,933		$ 301,863							$ 744,859	$ 2,906,903
Operating income (loss)			(1,584,933)		(301,863)							(744,859)	(906,903)
Total non-operating (expense) income			43,328,156		(8,116,842)							(12,690,216)	(71,065,521)
Benefit from income taxes			(2,422)		(404,809)							(1,247,517)	(486,761)		$ (1,247,517)
Net income			$ 41,740,801		$ (8,823,514)		$ (53,585,867)	$ (16,497,280)			$ (25,340,816)	$ (14,682,592)	$ (72,459,185)		$ (14,682,592)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Segment Reporting Information [Line Items]
Revenues		$ 91,701,000		$ 118,329,000		$ 108,768,000			$ 273,851,000					$ 514,021,000		$ 534,141,000
Formation and operating costs		119,404,000		456,074,000		207,940,000			603,661,000	$ 603,661,000				917,237,000		527,487,000
Operating income (loss)	$ (403,216,000)	(27,703,000)		(337,745,000)		(99,172,000)			(329,810,000)	(329,810,000)				(403,216,000)		6,654,000
Total non-operating (expense) income		(352,000)		910,000		3,452,000			1,268,000					(5,120,000)		(5,624,000)
Interest expense, net		(11,439,000)		(105,959,000)		(19,936,000)			(168,236,000)					(429,657,000)		(395,842,000)
Reorganization Items									3,329,245,000	(3,329,245,000)
Benefit from income taxes	(11,212,000)	(2,089,000)		(8,891,000)		21,934,000			(68,455,000)	(68,455,000)				(11,212,000)		(5,027,000)
Net income	$ (849,205,000)	(37,405,000)		(433,903,000)		(93,722,000)			2,764,012,000	$ 2,764,012,000				(849,205,000)		(399,839,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Skillsoft
Segment Reporting Information [Line Items]
Revenues		67,057,000		84,318,000		72,425,000			196,238,000					362,503,000		378,316,000
Formation and operating costs		93,127,000		287,917,000		158,671,000			398,178,000					637,658,000		364,581,000
Operating income (loss)		(26,070,000)		(203,599,000)		(86,246,000)			(201,940,000)					(275,155,000)		13,735,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | SumTotal
Segment Reporting Information [Line Items]
Revenues		24,644,000		34,011,000		36,343,000			77,613,000					151,518,000		155,825,000
Formation and operating costs		26,277,000		168,157,000		49,269,000			205,483,000					279,579,000		162,906,000
Operating income (loss)		$ (1,633,000)		$ (134,146,000)		$ (12,926,000)			$ (127,870,000)					$ (128,061,000)		$ (7,081,000)